PARTNERS' CAPITAL - Incentive Distribution Rights (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Equity [Abstract]
IDR payments	$ 2,100	$ 1,935